FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        October 1, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Securities Fund (the
            trust):

            Fidelity Blue Chip Growth
            Fund Fidelity Dividend
            Growth Fund Fidelity Growth
            & Income Portfolio Fidelity
            OTC Portfolio (the funds)

            File Nos. 2-93601 and 811-4118

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced fundS do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
           Eric D. Roiter
           Secretary